Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000014476 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014476 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014476 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014476 | A
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000014476 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000014476 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000014476 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014476 | Escrowed/Prerefunded
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014476 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014476 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014476 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000014476 | Housing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014476 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014476 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014476 | Hospital
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014476 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.00%
C000014476 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	17.60%
C000014476 | General Obligations
Holdings [Line Items]
Percent of Total Investments	19.50%
C000038314 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038314 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000038314 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038314 | A
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000038314 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000038314 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038314 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.50%
C000038314 | Escrowed/Prerefunded
Holdings [Line Items]
Percent of Total Investments	3.30%
C000038314 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.40%
C000038314 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.60%
C000038314 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000038314 | Housing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000038314 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.00%
C000038314 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	8.80%
C000038314 | Hospital
Holdings [Line Items]
Percent of Total Investments	9.30%
C000038314 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.00%
C000038314 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	17.60%
C000038314 | General Obligations
Holdings [Line Items]
Percent of Total Investments	19.50%
C000014478 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014478 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014478 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014478 | A
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000014478 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000014478 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000014478 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014478 | Escrowed/Prerefunded
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014478 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014478 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014478 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000014478 | Housing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014478 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.00%
C000014478 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014478 | Hospital
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014478 | Transportation
Holdings [Line Items]
Percent of Total Investments	14.00%
C000014478 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	17.60%
C000014478 | General Obligations
Holdings [Line Items]
Percent of Total Investments	19.50%
C000081142 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000081142 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081142 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000081142 | A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000081142 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000081142 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081142 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000081142 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081142 | B
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081142 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081142 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.50%
C000081142 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081142 | AssetAffiliated Investment Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000081142 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.20%
C000081142 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081142 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.40%
C000081142 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.30%
C000081142 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000081142 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.90%
C000081143 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000081143 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081143 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000081143 | A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000081143 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000081143 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081143 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000081143 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081143 | B
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081143 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081143 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.50%
C000081143 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081143 | AssetAffiliated Investment Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000081143 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.20%
C000081143 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081143 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.40%
C000081143 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.30%
C000081143 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000081143 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.90%
C000081144 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000081144 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081144 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000081144 | A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000081144 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000081144 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081144 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000081144 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081144 | B
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081144 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.30%
C000081144 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.50%
C000081144 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000081144 | AssetAffiliated Investment Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000081144 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.20%
C000081144 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081144 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.40%
C000081144 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.30%
C000081144 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000081144 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.90%
C000243098 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000243098 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243098 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000243098 | A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243098 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000243098 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243098 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000243098 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000243098 | B
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243098 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243098 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.50%
C000243098 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000243098 | AssetAffiliated Investment Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000243098 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243098 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.10%
C000243098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.40%
C000243098 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.30%
C000243098 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.10%
C000243098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	28.90%